Trade and other receivables (Tables)	11 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables

	December 31, 2019	January 31, 2019
	£000	£000
		(Adjusted*)
Trade receivables	410	1,656
Other receivables	905	3,791
Prepayments	6,645	7,433
Accrued income	156	611
	8,116	13,491

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’